Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Total for all related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 276,313	$ 138,674	$ 132,949
Purchases of goods, related party transactions	2,222,110	2,602,551	2,465,762
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	107,553	46,319	68,391
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	101,299	86,460	64,558
Purchases of goods, related party transactions	1,330,998	2,341,970	2,215,643
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	69,478
Geely
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	877,908	252,888	248,553
Other related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	10	5,895	0
Purchases of goods, related party transactions	13,204	7,693	1,566
Polestar Time Technology - Sale Of Goods, Services and Other
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 67,451	$ 0	$ 0